DEBENTURES - RELATED PARTIES (Details Textual B) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 11, 2014	Feb. 19, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Aug. 12, 2015
Cash proceeds from debt issued					$ 50,000	$ 150,000	$ 150,000	$ 70,000
Convertible Debt
Line of Credit Facility, Maximum Borrowing Capacity							$ 1,500,000
Other Notes Payable, Current			$ 1,190,066		$ 1,190,066		370,000	370,000
Convertible Debt Related Party							497,586	511,465
Interest Expense, Debt			64,296	$ 37,408	123,077	$ 161,627	203,400	$ 67,000
Line of Credit Facility, Remaining Borrowing Capacity			1,000,000		1,000,000		1,100,000
Chief Executive Officer [Member]
Cash proceeds from debt issued					$ 25,000		$ 25,000
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum					8.00%
Debt Instrument, Maturity Date					Jan. 22, 2016		Jan. 22, 2014
Board of Directors 1 [Member]
Cash proceeds from debt issued					$ 50,000
Shares Issued, exchange of debt					234,125
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum					8.00%
Debt Instrument, Maturity Date					May 30, 2016
Board of Directors 2 [Member]
Cash proceeds from debt issued					$ 50,000
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum					8.00%
Debt Instrument, Maturity Date					Jun. 16, 2015
Board of Directors 3 [Member]
Cash proceeds from debt issued					$ 25,000
Shares Issued, exchange of debt					234,125
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum					8.00%
Debt Instrument, Maturity Date					Aug. 25, 2015
Line of Credit [Member]
Debt Conversion Convertible Instrument Share Price							$ 0.312	$ 0.312
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum							8.00%	8.00%
Line of credit increase to new limit	$ 1,500,000
Line of credit facility borrowed							$ 448,475	$ 448,475
Beneficial conversion feature							98,335	98,335
January 2013 Debenture [Member]
Debt Conversion, Converted Instrument, Amount		$ 76,122
Cash proceeds from debt issued							70,000	70,000
Shares Issued, exchange of debt		190,304
Interest and Debt Expense, Total		$ 16,965
Beneficial conversion feature							$ 18,651	$ 18,651
January Fifteen 2013 Line Of Credit [Member]
Debt Conversion Convertible Instrument Share Price					$ 0.40		$ .40
Debt Conversion, Converted Instrument, Amount					$ 476,165		$ 476,165
Shares Issued, exchange of debt					1,190,411		1,190,411
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum					8.00%		8.00%
Interest and Debt Expense, Total					$ 89,452		$ 89,452
Line of Credit Facility, Maximum Borrowing Capacity			1,000,000		1,000,000		1,000,000		$ 2,000,000
Line of credit facility borrowed					114		424,078
Beneficial conversion feature					6,275
Line of Credit, balance owed			424,192		424,192		424,078
Line of Credit Facility, Remaining Borrowing Capacity			$ 1,600,000		$ 1,600,000		$ 1,100,000